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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management

Address: Oracle Investment Management
         200 Greenwich Ave 3rd Fl
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Trish McKeon
Title:  CFO
Phone:  203-862-7900


Signature, Place, and Date of Signing:

/s/ Trish McKeon              Greenwich, CT                      2/25/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

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           ITEM 1             ITEM 2    ITEM 3        ITEM 4         ITEM 5               ITEM 6       ITEM 7    ITEM 8
                                                                                                                  VOTING
                              TITLE      CUSIP        FAIR          SHRS OF                       SHRD           AUTHORITY  SHRS TO
NAME OF ISSUER               OF CLASS   NUMBER       MKT VAL       PRINCIPAL          SOLE SHRD  OTHER  MGRS       SOLE       USE
                                                                    AMOUNT     PRICE     (A)  (B)   (C)              (A)
------------------------------------------------------------------------------------------------------------------------------------
      AFFYMETRIX INC          OTC EQ   00826T108   10,091,455.00    276,100.00  36.55   N     X         ORAC       276100   0
    ANTIGENICS INC DEL        OTC EQ    37032109      506,000.00     50,000.00  10.12   N     X         ORAC        50000   0
APRIA HEALTHCARE GROUP INC    COMMON    37933108    8,043,095.00    244,100.00  32.95   N     X         ORAC       244100   0
ACCESS PHARMACEUTICALS INC    COMMON   00431M209    1,212,450.00    342,500.00   3.54   N     X         ORAC       342500   0
        AMGEN INC             OTC EQ    31162100   23,754,745.00    370,300.00  64.15   N     X         ORAC       370300   0
ADVANCED NEUROMODULATION S    OTC EQ   00757T101   14,836,999.00    376,001.00  39.46   N     X         ORAC       376001   0
ADVANCED MEDICAL OPTICS IN    COMMON   00763M108   25,309,328.00    615,200.00  41.14   N     X         ORAC       615200   0
  BAYER AG-SPONSORED ADR      COMMON    72730302   18,508,906.00    544,700.00  33.98   N     X         ORAC       544700   0
     BIOGEN IDEC INC          COMMON   09062X103   86,157,902.78  1,293,468.00  66.61   N     X         ORAC      1293468   0
       BRISTOL SQB            COMMON   110122108   11,580,240.00    452,000.00  25.62   C     X         ORAC       452000   0
  BOSTON SCIENTIFIC CORP      COMMON   101137107   25,521,345.00    717,900.00  35.55   N     X         ORAC       717900   0
CUBIST PHARMACEUTICALS INC    OTC EQ   229678107   10,209,290.00    863,000.00  11.83   N     X         ORAC       863000   0
       CURAGEN CORP           OTC EQ   23126R101      895,000.00    125,000.00   7.16   N     X         ORAC       125000   0
      *** CRUCELL NV          OTC EQ   228769105   12,905,244.00    937,200.00  13.77   N     X         ORAC       937200   0
       DIGENE CORP            OTC EQ   253752109   12,280,040.00    469,600.00  26.15   N     X         ORAC       469600   0
    DRUGSTORE.COM INC         OTC EQ   262241102    4,930,000.00  1,450,000.00   3.40   N     X         ORAC      1450000   0
    ELAN CORP PLC-ADR         COMMON   284131208  124,657,850.00  4,574,600.00  27.25   N     X         ORAC      4574600   0
     EP MEDSYTEMS INC         OTC EQ   26881P103      251,250.00     67,000.00   3.75   N     X         ORAC        67000   0
      FLANDERS CORP           OTC EQ   338494107      480,000.00     50,000.00   9.60   N     X         ORAC        50000   0
       GTX INC DEL            OTC EQ   40052B108   32,752,371.00  2,427,900.00  13.49   N     X         ORAC      2427900   0
        WEBMD CORP            OTC EQ   94769M105   29,377,200.00  3,600,147.00   8.16   N     X         ORAC      3600147   0
      HEALTH NET INC          COMMON   42222G108   12,809,619.00    443,700.00  28.87   N     X         ORAC       443700   0
 INTERNET CAPITAL GRP INC     OTC EQ   46059C205      225,000.00     25,000.00   9.00   N     X         ORAC        25000   0
   IMCLONE SYSTEMS INC        OTC EQ   45245W109      406,656.00      8,825.00   6.08   N     X         ORAC        8825    0
        IVAX CORP             COMMON   465823102   23,018,891.00  1,455,050.00  15.82   N     X         ORAC      1455050   0
 MARTEK BIOSCIENCES CORP      OTC EQ   572901106   13,675,520.00    267,100.00  51.20   N     X         ORAC       267100   0
MEDIWARE INFORMATION SYSTE    OTC EQ   584946107   16,560,907.00  1,305,036.00  12.69   N     X         ORAC      1305036   0
      MANNKIND CORP           OTC EQ   56400P201   10,237,500.00    650,000.00  15.75   N     X         ORAC       650000   0
       NOVARTIS AG            COMMON   66987V109   14,707,140.00    291,000.00  50.54   C     X         ORAC       291000   0
       OMNICARE INC           COMMON   681904108    7,315,206.00    211,300.00  34.62   N     X         ORAC       211300   0
        PFIZER INC            COMMON   717081103   12,154,280.00    452,000.00  26.89   C     X         ORAC    009724451   0
       QUIDEL CORP            OTC EQ   74838J101   13,152,679.00  2,589,110.00   5.08   N     X         ORAC      2589110   0
RITA MEDICAL SYSTEMS INC D    OTC EQ   7.68E+107    1,248,508.00    322,612.00   3.87   N     X         ORAC       322612   0
       SEPRACOR INC           OTC EQ   817315104    7,421,250.00    125,000.00  59.37   N     X         ORAC       125000   0
SEROLOGICALS HOLDINGS INC     OTC EQ   817523103    4,503,632.00    203,600.00  22.12   N     X         ORAC       203600   0
      UBIQUITEL INC           OTC EQ   903474302      356,000.00     50,000.00   7.12   N     X         ORAC        50000   0
UNITED THERAPEUTICS CORP D    OTC EQ   91307C102   16,178,013.00    358,317.00  45.15   N     X         ORAC       358317   0
  VARIAN MEDICAL SYSTEMS      COMMON   92220P105   17,231,140.00    398,500.00  43.24   N     X         ORAC       398500   0
VENTANA MEDICAL SYSTEM INC    OTC EQ   92276H106   83,725,476.00  1,308,415.00  63.99   N     X         ORAC      1308415   0
      VCA ANTECH INC          OTC EQ   918194101    7,980,136.00    408,400.00  19.54   N     X         ORAC       408400   0
      ISHARES TRUST           OTC EQ   464287655  122,675,800.00  1,627,000.00  75.40   C     X         ORAC      1627000   0